UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4670


                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global Fund
Investment Portfolio as of November 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Shares               Value ($)
                                                                                             ------------------------------------
Common Stocks 94.5%
Australia 0.3%
Alumina Ltd.                                                                                      545,715              2,443,018
(Cost $897,734)                                                                                                      -----------

Austria 1.3%
Erste Bank der oesterreichischen Sparkassen AG                                                     69,900              3,558,233
Wienerberger AG (c)                                                                               191,100              8,485,531
                                                                                                                     -----------
(Cost $9,592,439)                                                                                                     12,043,764

Brazil 2.0%
Aracruz Celulose SA "B" (ADR)                                                                     237,250              8,799,602
Companhia Vale do Rio Doce (ADR)                                                                  376,600              9,347,212
                                                                                                                     -----------
(Cost $9,320,435)                                                                                                     18,146,814

Canada 4.9%
Canadian National Railway Co. (c)                                                                 266,100             15,429,828
EnCana Corp.                                                                                      185,336             10,598,221
Goldcorp, Inc. (c)                                                                                410,600              6,268,174
Meridian Gold, Inc.*                                                                              372,000              7,313,558
Placer Dome, Inc.                                                                                 232,900              5,038,489
                                                                                                                     -----------
(Cost $22,046,001)                                                                                                    44,648,270

China 1.6%
China Petroleum & Chemical Corp. "H"                                                           34,364,000             14,694,913
(Cost $12,592,175)                                                                                                   -----------

France 3.9%
Carrefour SA                                                                                      184,008              8,743,053
Societe Generale                                                                                   61,216              5,912,517
Total SA (c)                                                                                       95,179             20,840,427
                                                                                                                     -----------
(Cost $29,714,800)                                                                                                    35,495,997

Germany 11.2%
Allianz AG (Registered) (c)                                                                       119,720             14,962,792
BASF AG (c)                                                                                       299,672             20,174,916
Commerzbank AG (c)*                                                                               599,730             11,967,635
Deutsche Boerse AG (c)                                                                            175,303             10,382,667
E.ON AG (c)                                                                                       243,798             20,526,339
Schering AG (c)                                                                                   133,576              9,509,546
Volkswagen AG (c)                                                                                 324,669             14,653,874
                                                                                                                     -----------
(Cost $73,755,578)                                                                                                   102,177,769

Hong Kong 2.9%
A-S China Plumbing Products Ltd.*                                                               6,800,000              1,298,694
China Mobile (Hong Kong) Ltd.                                                                   1,438,000              4,715,967
Denway Motors Ltd.                                                                              9,076,000              3,239,136
Fountain Set (Holdings) Ltd.                                                                   10,244,900              7,444,368
Hutchison Whampoa Ltd.                                                                          1,131,000             10,145,618
                                                                                                                     -----------
(Cost $31,425,704)                                                                                                    26,843,783

India 1.7%
Oil & Natural Gas Corp. Ltd.                                                                      310,700              5,683,366
Reliance Industries Ltd.                                                                          814,900              9,462,912
                                                                                                                     -----------
(Cost $15,142,795)                                                                                                    15,146,278

Israel 0.7%
Teva Pharmaceutical Industries Ltd. (ADR)                                                         235,400              6,421,712
(Cost $6,848,416)                                                                                                    -----------

Italy 1.7%
Capitalia SpA                                                                                   1,556,800              6,105,577
Enel SpA (c)                                                                                      653,800              5,832,293
Mediobanca SpA (c)                                                                                219,900              3,183,647
                                                                                                                     -----------
(Cost $13,811,343)                                                                                                    15,121,517

Japan 9.4%
Daiwa Securities Group, Inc.                                                                      725,000              4,960,156
FANUC Ltd.                                                                                        241,700             15,103,314
Japan Retail Fund Investment Corp. (REIT) (c)                                                         274              2,228,746
Komatsu Ltd.                                                                                    1,909,000             13,004,947
Mitsubishi Estate Co., Ltd.                                                                       895,000             10,132,896
Mitsubishi Tokyo Financial Group, Inc.                                                                445              4,216,472
Mitsui Fudosan Co., Ltd.                                                                        1,243,000             14,531,866
Mizuho Financial Group, Inc.                                                                        1,388              6,042,993
Nomura Holdings, Inc.                                                                           1,082,000             15,215,296
                                                                                                                     -----------
(Cost $75,314,370)                                                                                                    85,436,686

Korea 4.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                                311,900              4,610,825
LG Electronics, Inc.                                                                              315,800             19,065,465
Samsung Electronics Co., Ltd.                                                                      46,450             19,248,951
                                                                                                                     -----------
(Cost $40,056,803)                                                                                                    42,925,241

Malaysia 0.4%
Resorts World Bhd.                                                                              1,637,000              4,157,118
(Cost $4,371,834)                                                                                                    -----------

Mexico 2.4%
Cemex SA de CV (ADR)                                                                              234,000              7,537,140
Fomento Economico Mexicano SA de CV (ADR)                                                         171,600              8,199,048
Grupo Televisa SA (ADR)                                                                            93,300              5,809,791
                                                                                                                     -----------
(Cost $17,494,497)                                                                                                    21,545,979

Peru 1.5%
Compania de Minas Buenaventura SA (ADR)                                                           572,500             13,453,750
(Cost $7,972,705)                                                                                                    -----------

Russia 3.4%
Gazprom (ADR)                                                                                     508,400             19,242,940
LUKOIL (ADR)                                                                                       93,300             11,592,525
                                                                                                                     -----------
(Cost $18,148,857)                                                                                                    30,835,465

Singapore 1.8%
DBS Group Holdings Ltd.                                                                           702,000              6,772,462
Flextronics International Ltd.*                                                                   112,000              1,607,200
Singapore TeleCommunications Ltd.                                                               5,832,550              8,440,326
                                                                                                                     -----------
(Cost $12,287,722)                                                                                                    16,819,988

South Africa 2.6%
Gold Fields Ltd.                                                                                1,065,900             15,054,464
Impala Platinum Holdings Ltd. (ADR)                                                               393,800              8,423,185
                                                                                                                     -----------
(Cost $16,562,584)                                                                                                    23,477,649

Sweden 1.7%
Skandinaviska Enskilda Banken AB "A"                                                              805,800             15,354,741
(Cost $12,328,064)                                                                                                   -----------

Switzerland 2.7%
ABB Ltd. (Registered)*                                                                          1,151,115              7,110,511
Credit Suisse Group (Registered)*                                                                 129,140              5,036,653
Nestle SA (Registered)                                                                             17,388              4,462,569
Novartis AG (Registered)                                                                          163,111              7,814,215
                                                                                                                     -----------
(Cost $20,884,787)                                                                                                    24,423,948

Taiwan 2.9%
Hon Hai Precision Industry Co., Ltd.                                                            2,649,597             10,693,810
Quanta Computer, Inc.                                                                           6,071,069              9,895,409
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                798,869              6,366,986
                                                                                                                     -----------
(Cost $28,719,203)                                                                                                    26,956,205

Thailand 0.9%
Bangkok Bank PCL (Foreign Registered)*                                                          2,757,800              7,976,385
(Cost $6,524,974)                                                                                                    -----------

United Kingdom 5.1%
Anglo American PLC                                                                                273,160              6,630,034
GlaxoSmithKline PLC                                                                               627,707             13,208,065
Lonmin PLC                                                                                         91,594              1,629,715
National Grid Transco PLC                                                                       1,013,290              9,271,232
Rio Tinto PLC                                                                                     162,699              4,766,745
RT Group PLC (e)*                                                                               1,954,775                410,946
William Morrison Supermarkets PLC                                                               2,482,442             10,674,721
                                                                                                                     -----------
(Cost $51,690,423)                                                                                                    46,591,458

United States 22.8%
Affiliated Computer Services, Inc. "A"*                                                           126,900              7,509,942
AFLAC, Inc. (c)                                                                                   304,600             11,459,052
Anadarko Petroleum Corp.                                                                          173,700             12,089,520
AutoZone, Inc.*                                                                                    52,800              4,519,680
Avocent Corp.*                                                                                    231,300              8,773,209
Caremark Rx, Inc.*                                                                                143,400              5,127,984
Caterpillar, Inc.                                                                                 226,300             20,717,765
ConocoPhillips                                                                                    185,103             16,842,522
Dean Foods Co.*                                                                                   197,900              6,267,493
Devon Energy Corp.                                                                                172,400              7,140,808
Eaton Corp.                                                                                        62,900              4,239,460
Equity Residential (REIT)                                                                         138,000              4,651,980
Hewlett-Packard Co.                                                                               743,800             14,876,000
Medicines Co.*                                                                                    163,900              4,087,666
Microsoft Corp.                                                                                   435,100             11,665,031
Monsanto Co.                                                                                      366,200             16,852,524
Newmont Mining Corp.                                                                              142,500              6,747,375
Pfizer, Inc.                                                                                      545,700             15,154,089
Schlumberger Ltd.                                                                                 153,500             10,074,205
Stillwater Mining Co.*                                                                            416,530              4,940,046
VERITAS Software Corp.*                                                                           263,100              5,761,890
Wyeth                                                                                             211,600              8,436,492
                                                                                                                     -----------
(Cost $179,509,329)                                                                                                  207,934,733

                                                                                                                     -----------
Total Common Stocks (Cost $717,013,572)                                                                              861,073,181

Preferred Stocks 0.5%
Germany 0.5%
Porsche AG                                                                                          7,100              4,544,489
(Cost $4,544,489)

                                                                                                                     -----------
Total Preferred Stocks (Cost $4,544,489)                                                                               4,544,489

Exchange Traded Fund 1.8%
iShares Nasdaq Biotechnology Index Fund (c)*
(Cost $15,821,418)                                                                                225,700             15,911,850
                                                                                                                     -----------
Securities Lending Collateral 17.6%
Daily Assets Fund Institutional, 2.01% (b)(d)
(Cost $160,585,499)                                                                           160,585,499            160,585,499
                                                                                                                     -----------
Cash Equivalents 2.1%
Scudder Cash Management QP Trust, 1.97% (a)
(Cost $19,024,980)                                                                             19,024,980             19,024,980
                                                                                                                     -----------

                                                                                                     % of
                                                                                               Net Assets               Value ($)

Total Investment Portfolio  (Cost $916,989,958)                                                     116.5          1,061,139,999
Other Assets and Liabilities, Net                                                                   -16.5           -150,324,080
                                                                                                                  --------------
Net Assets                                                                                          100.0            910,815,919
                                                                                                                  ==============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2004 amounted to $153,818,094, which is 16.9% of total net assets.

(d) Represents collateral held in connection with securities lending.

(e) Company is in the process of liquidation.

ADR: American Depositary Receipts

REIT: Real Estate Investment Trust

At November 30, 2004, the Scudder Global Fund had the following sector diversification:

                                                                                                                      As a % of
                                                                                                                     Investment
Sector                                                                              Value ($)                         Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Financials                                                                              164,652,766                       15.5%
Materials                                                                               154,882,859                       14.6%
Energy                                                                                  128,799,448                       12.1%
Information Technology                                                                  115,463,892                       10.9%
Industrials                                                                             100,557,438                        9.5%
Health Care                                                                              69,759,769                        6.6%
Consumer Discretionary                                                                   55,043,178                        5.2%
Utilities                                                                                35,629,864                        3.4%
Consumer Staples                                                                         27,672,163                        2.6%
Telecommunication Services                                                               13,156,293                        1.2%
                                                                                                           ---------------------
Total Common and Preferred Stocks                                                       865,617,670                       81.6%
                                                                                                           ---------------------
Cash Equivalents                                                                         19,024,980                        1.8%
Securities Lending Collateral                                                           160,585,499                       15.1%
Exchange Traded Fund                                                                     15,911,850                        1.5%
                                                                                                           ---------------------
Total Investment Portfolio                                                            1,061,139,999                      100.0%
                                                                                                           ---------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Global Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004